Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2012
Registrant Name	dei_EntityRegistrantName	MOTLEY FOOL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001449871
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2012
Motley Fool Epic Voyage Fund (Prospectus Summary) | Motley Fool Epic Voyage Fund | Motley Fool Epic Voyage Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFEX